NOTES PAYABLE – RELATED PARTY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 12, 2012
Notes to Financial Statements
Promissory note related party			$ 10,000
Loan bears interest			6%
Related party loan	3,500
Previous promissory note	10,000
Related party balance of principal	13,500
Accrued interest	702
Balance of accrued interest	0
Interest expense – related party	$ 419	$ 283